Financial Assets Measured at Fair Value Through Other Comprehensive Income - Schedule of Unobservable Inputs used in the Fair Value Measurements (Details) - Level 3 of fair value hierarchy [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue and cost of sales [Member]
Schedule of Unobservable Inputs used in the Fair Value Measurements [Line Items]
Significant unobservable inputs	10% declined in the revenue and cost of sales would reduce the fair value approximately US$11,080,907	5% declined in the revenue and cost of sales would reduce the fair value approximately MYR297,000 to MYR1,072,000
Gross Profit (“GP”) Margin [Member]
Schedule of Unobservable Inputs used in the Fair Value Measurements [Line Items]
Significant unobservable inputs	GP margin reduced by 100 basic point would have resulted in the fair value to reduce approximately US$43,085,303	GP margin reduced by 5% would have resulted in the fair value to reduce approximately MYR1,502,000
Weighted Average Cost of Capital (“WACC”) [Member]
Schedule of Unobservable Inputs used in the Fair Value Measurements [Line Items]
Significant unobservable inputs	100 basis points increase in the WACC would result in a decrease in the fair value approximately US$40,667,327	100 basis points increase in the WACC would result in a decrease in the fair value approximately MYR250,000
Price Earnings (“P/E”) Multiples [Member]
Schedule of Unobservable Inputs used in the Fair Value Measurements [Line Items]
Significant unobservable inputs		10% discount on the P/E multiples would result in a decrease in the fair value approximately MYR929,000